Derivatives - Fair Values of Derivatives Designated As Hedge Instruments (Detail) (Designated as Hedging Instrument, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Total	$ (3,343)	$ 4,742
Interest Rate Swaps | Other assets
Derivatives, Fair Value [Line Items]
Derivative asset at fair value	5,601	9,726
Interest Rate Swaps | Derivative liabilities, current
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(8,381)	(4,984)
Foreign Exchange Forward | Derivative liabilities, current
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	(267)	0
Foreign Exchange Forward | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities at fair value	$ (296)	$ 0